Balance Sheet (Unaudited)	Sep. 30, 2025 USD ($)
March G L [Member]
Current Asset
Cash	$ 111,948
Prepaid Shipping Fees	1,194,883
Deposits on Equipment	150,000
Prepaid Expenses	7,884
Total Assets	1,464,715
Liabilities
Accounts Payable	525,557
Due to Shareholder	3,632
Total Current Liabilities	529,189
Shareholders’ Deficit
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,075,000 shares issued and outstanding	96
Additional paid-in capital	4,051,524
Subscription Receivable	(25,000)
Accumulated deficit	(3,091,094)
Total Shareholders’ Deficit	935,526
Total Liabilities and Shareholders’ Deficit	$ 1,464,715